Accounts payable for business combination and acquisition of associates (Tables)	12 Months Ended
Dec. 31, 2023
Accounts payable for business combination and acquisition of associates
Schedule of accounts payable for business combination
	December 31, 2023	December 31, 2022
Pluri	-	3,653
Mind Makers	-	7,915
Livro Fácil	-	10,516
Meritt	300	300
SEL	17,920	30,267
Redação Nota 1000	4,610	6,030
EMME	8,500	10,827
Editora De Gouges	570,027	514,299
Phidelis	12,763	16,976
Educbank	-	24,494
	614,120	625,277
Current	216,728	73,007
Non-current	397,392	552,270
	614,120	625,277

Schedule of changes in accounts payable for business combination
	December 31, 2023	December 31, 2022
Opening balance	625,277	532,313
Net additions (i)	28,043	120,344
Cash payment	(4,100)	(80,939)
Payments in installments	(92,152)	(11,379)
Interest payment	(8,096)	(603)
Interest adjustment	65,207	65,725
Remeasurement	(59)	(184)
Closing balance	614,120	625,277

(i)	As of December 31, 2023 it includes the purchase price of Escola Start, in the amount of R$ 4,481 (as per note 5), and the price adjustment in the acquisition of companies, in the amount of R$ 23,562, as follows: (i) increase of R$32,968 in the purchase price of Mind Makers, due to the performance of the business, considering the number of students who used the products made available by this entity in April 2023, in accordance with the 4th contractual amendment, which defined the targets for the payment of earnout, and (ii) reduction of R$9,406 in the price of the company Editora de Gouges (“Eleva”), as a result of the review of the net debt provided for in the shareholder’s agreement.

Schedule of maturities of accounts payable for business combination

The maturity years of such balances as of December 31, 2023 are shown in the table below:

	December 31, 2023		December 31, 2022
Maturity of installments	Total	%	Total	%
In up to one year	216,728	35.3%	73,007	11.7%

One to two years	196,406	32.0%	389,187	62.2%
Two to three years	200,986	32.7%	163,083	26.1%
	397,392	64.7%	552,270	88.3%
	614,120	100.0%	625,277	100.0%